18. Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Loans And Borrowings
Schedule of loans and borrowings

The book value of loans and borrowings consist of the following:

Loans and borrowings	2018	2017	2016
Non-current
Bank loans	$–	$–	$4,179,528
Finance lease creditor	15,491,030	17,148,421	16,054,972
Other loans	950,849	997,826	875,816
Total non-current	16,441,879	18,146,247	21,110,316
Current
Revolving lines of credit	686,900	812,913	711,675
Bank loans	330,407	1,604,426	1,683,705
Finance lease creditor	891,305	1,131,182	921,634
Other loans	889,833	889,833	889,833
Total current	2,798,445	4,438,354	4,206,847
Total loans and borrowings	$19,240,324	$22,584,601	$25,317,163

Schedule of bank loans by expiry date and rate

The tables below show the detail of bank loans by expiry date and rate. All bank loan contracts provide for floating rates.

2018	Floating rate	Total

Expiry within 1 year	$330,407	$330,407
Expiry within 1 and 5 years	–	–
Expiry in more than 5 years	–	–
Total	$330,407	$330,407

2017	Floating rate	Total

Expiry within 1 year	$1,604,426	$1,604,426
Expiry within 1 and 5 years	–	–
Expiry in more than 5 years	–	–
Total	$1,604,426	$1,604,426

2016	Floating rate	Total

Expiry within 1 year (current)	$1,683,705	$1,683,705
Expiry within 1 and 5 years (non-current)	1,438,478	1,438,478
Expiry in more than 5 years (non-current)	2,741,050	2,741,050
Total	$5,863,233	$5,863,233

Schedule of revolving lines of credit

The Group has outstanding balances at December 31, 2018, 2017 and 2016 as follows:

2018	Floating rate	Fixed rate	Total

Expiry within 1 year	$301,091	$385,809	$686,900
Expiry within 1 and 5 years	–	–	–
Expiry in more than 5 years	–	–	–
Total	$301,091	$385,809	$686,900

2017	Floating rate	Fixed rate	Total

Expiry within 1 year	$408,042	$404,871	$812,913
Expiry within 1 and 5 years	–	–	–
Expiry in more than 5 years	–	–	–
Total	$408,042	$404,871	$812,913

2016	Floating rate	Fixed rate	Total

Expiry within 1 year (current)	$356,309	$355,366	$711,675
Expiry within 1 and 5 years (non-current)	–	–	–
Expiry in more than 5 years (non-current)	–	–	–
Total	$356,309	$355,366	$711,675